Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 04, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company. For further information concerning our Company’s pay for performance philosophy and how our Company aligns executive compensation with our Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO DeGiorgio (1)	Summary Compensation Table Total for PEO Gilmore (1)	Compensation Actually Paid to PEO DeGiorgio (2)	Compensation Actually Paid to PEO Gilmore (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to non-PEO NEOs (4)	Total Stockholder Return (5)	Peer Group Total Stockholder Return (6)	Net Income (Millions) (7)	Return On Equity (8)
2022	$6,026,599	$9,003,278	$2,859,390	$1,888,355	$2,095,784	$643,489	$99	$122	263	11.9%
2021	$—	$10,791,103	$—	$17,739,031	$3,812,103	$6,217,027	$143	$119	1,241	16.9%
2020	$—	$11,173,959	$—	$8,619,580	$3,877,773	$3,091,759	$91	$98	696	13.8%

In 2022, Kenneth D. DeGiorgio was President of our Company through February 4, 2022, on which date he became Chief Executive Officer (Principal Executive Officer (“PEO”)) of our Company. In 2022, Dennis J. Gilmore was Chief Executive Officer (PEO) of our Company through February 4, 2022, on which date he became Chairman of our Board. Throughout the tables included in this Pay Versus Performance section, “PEO DeGiorgio” represents Mr. DeGiorgio and “PEO Gilmore” represents Mr. Gilmore.

(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid. Equity values are calculated in accordance with GAAP, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2022 PEO DeGiorgio	$6,026,599	$3,792,696	$505,349	$2,859,390
2022 PEO Gilmore	$9,003,278	$8,253,842	$1,138,918	$1,888,355
2021 PEO Gilmore	$10,791,103	$5,866,513	$13,500,040	$17,739,031
2020 PEO Gilmore	$11,173,959	$6,627,923	$5,479,818	$8,619,580

(i)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(ii)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (A) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for awards that are granted and vest in  same applicable year, the fair value as of the vesting date; (D) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustment
2022 PEO DeGiorgio	$2,744,980	$(1,677,721)	$—	$(561,910)	$—	$—	$505,349
2022 PEO Gilmore	$6,020,014	$(3,644,344)	$—	$(1,236,752)	$—	$—	$1,138,918
2021 PEO Gilmore	$8,142,961	$4,810,734	$—	$546,345	$—	$—	$13,500,040
2020 PEO Gilmore	$5,262,181	$(567,247)	$—	$784,884	$—	$—	$5,479,818

(3)

The dollar amounts reported represent the average of the amounts reported for our Company’s NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell; (ii) for 2021, Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell; and (iii) for 2020, Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell.

(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. Equity values are calculated in accordance with GAAP, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,095,784	$1,382,644	$(69,651)	$643,489
2021	$3,812,103	$1,945,237	$4,394,682	$6,217,027
2020	$3,877,773	$2,069,954	$1,702,998	$3,091,759

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows.

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$1,004,967	$(527,711)	$—	$(208,969)	$(337,938)	$—	$(69,651)
2021	$2,700,069	$1,524,039	$—	$170,574	$—	$—	$4,394,682
2020	$1,643,422	$(180,714)	$—	$240,290	$—	$—	$1,702,998

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our Company’s share price at the end and the beginning of the measurement period by our Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is January 1, 2020.

(6)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the Compensation Discussion and Analysis.

(7)	The dollar amounts reported represent the amount of net income reflected in our Company’s audited financial statements for the applicable year.
(8)

Our Company’s Selected Measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), subject to the same adjustment for current year net investment gains/losses from the investment portfolio and venture investment portfolio (other than in connection with certain liquidity events) and potential other adjustments as apply to the Pretax Margin metric.

Company Selected Measure Name			Return on Equity
Named Executive Officers, Footnote [Text Block]			The dollar amounts reported represent the average of the amounts reported for our Company’s NEOs as a group (excluding our PEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Mark E. Seaton, Lisa W. Cornehl, Matthew F. Wajner, Steven A. Adams and Christopher M. Leavell; (ii) for 2021, Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell; and (iii) for 2020, Kenneth D. DeGiorgio, Mark E. Seaton, Matthew F. Wajner and Christopher M. Leavell.
Peer Group Issuers, Footnote [Text Block]			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Comparator Companies as described in the Compensation Discussion and Analysis.
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported in our Summary Compensation Table.
(2)

The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid. Equity values are calculated in accordance with GAAP, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid to PEO
2022 PEO DeGiorgio	$6,026,599	$3,792,696	$505,349	$2,859,390
2022 PEO Gilmore	$9,003,278	$8,253,842	$1,138,918	$1,888,355
2021 PEO Gilmore	$10,791,103	$5,866,513	$13,500,040	$17,739,031
2020 PEO Gilmore	$11,173,959	$6,627,923	$5,479,818	$8,619,580

(i)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(ii)

The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (A) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (B) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (C) for awards that are granted and vest in  same applicable year, the fair value as of the vesting date; (D) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (E) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (F) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustment
2022 PEO DeGiorgio	$2,744,980	$(1,677,721)	$—	$(561,910)	$—	$—	$505,349
2022 PEO Gilmore	$6,020,014	$(3,644,344)	$—	$(1,236,752)	$—	$—	$1,138,918
2021 PEO Gilmore	$8,142,961	$4,810,734	$—	$546,345	$—	$—	$13,500,040
2020 PEO Gilmore	$5,262,181	$(567,247)	$—	$784,884	$—	$—	$5,479,818

Non-PEO NEO Average Total Compensation Amount			$ 2,095,784	$ 3,812,103	$ 3,877,773
Non-PEO NEO Average Compensation Actually Paid Amount			$ 643,489	6,217,027	3,091,759
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our PEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our PEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2. Equity values are calculated in accordance with GAAP, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(i)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,095,784	$1,382,644	$(69,651)	$643,489
2021	$3,812,103	$1,945,237	$4,394,682	$6,217,027
2020	$3,877,773	$2,069,954	$1,702,998	$3,091,759

(i)	The amounts deducted or added in calculating the total average equity award adjustments are as follows.

Year	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$1,004,967	$(527,711)	$—	$(208,969)	$(337,938)	$—	$(69,651)
2021	$2,700,069	$1,524,039	$—	$170,574	$—	$—	$4,394,682
2020	$1,643,422	$(180,714)	$—	$240,290	$—	$—	$1,702,998

Compensation Actually Paid vs. Total Shareholder Return [Text Block]			Compensation Actually Paid, Cumulative TSR and Peer Group TSR PEO(a) represents Kenneth D. DeGiorgio and PEO(b) represents Dennis J. Gilmore
Compensation Actually Paid vs. Net Income [Text Block]			Compensation Actually Paid and Net Income PEO(a) represents Kenneth D. DeGiorgio and PEO(b) represents Dennis J. Gilmore
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Compensation Actually Paid and Return on Equity PEO(a) represents Kenneth D. DeGiorgio and PEO(b) represents Dennis J. Gilmore
Tabular List [Table Text Block]			•Return on Equity •Pretax Margin •Earnings Per Share
Total Shareholder Return Amount			$ 99	143	91
Peer Group Total Shareholder Return Amount			122	119	98
Net Income (Loss)			$ 263,000,000	$ 1,241,000,000	$ 696,000,000
Company Selected Measure Amount			0.119	0.169	0.138
PEO Name	Dennis J. Gilmore	Kenneth D. DeGiorgio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Return on Equity
Non-GAAP Measure Description [Text Block]			Our Company’s Selected Measure is Return on Equity, which is defined as net income attributable to our Company divided by average invested stockholders’ equity (total equity excluding accumulated other comprehensive income/loss and noncontrolling interests), subject to the same adjustment for current year net investment gains/losses from the investment portfolio and venture investment portfolio (other than in connection with certain liquidity events) and potential other adjustments as apply to the Pretax Margin metric.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Pretax Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
De Giorgio
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,026,599
PEO Actually Paid Compensation Amount			2,859,390
Gilmore
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			9,003,278	$ 10,791,103	$ 11,173,959
PEO Actually Paid Compensation Amount			1,888,355	17,739,031	8,619,580
PEO [Member] | De Giorgio | Adjustment Equity Awards Reported Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,792,696
PEO [Member] | De Giorgio | Adjustment Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			505,349
PEO [Member] | De Giorgio | Year End Fair Value Of Equity Awards Granted In Year And Unvested At Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,744,980
PEO [Member] | De Giorgio | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,677,721)
PEO [Member] | De Giorgio | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(561,910)
PEO [Member] | Gilmore | Adjustment Equity Awards Reported Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			8,253,842	5,866,513	6,627,923
PEO [Member] | Gilmore | Adjustment Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,138,918	13,500,040	5,479,818
PEO [Member] | Gilmore | Year End Fair Value Of Equity Awards Granted In Year And Unvested At Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,020,014	8,142,961	5,262,181
PEO [Member] | Gilmore | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,644,344)	4,810,734	(567,247)
PEO [Member] | Gilmore | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,236,752)	546,345	784,884
Non-PEO NEO [Member] | Adjustment Equity Awards Reported Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,382,644	1,945,237	2,069,954
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(69,651)	4,394,682	1,702,998
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted In Year And Unvested At Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,004,967	2,700,069	1,643,422
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Award
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(527,711)	1,524,039	(180,714)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(208,969)	$ 170,574	$ 240,290
Non-PEO NEO [Member] | Fair Value At End Of Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (337,938)